Commitments and Contingencies - Schedule of Supplemental Cash Flow Information Related to Leases and Non Cash Flows Arising From Lease Transactions (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 59,437	$ 206,823
Right-of-use assets obtained in exchange for lease obligations:
Operating Assets	$ 557,117	$ 732,658